SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of class of asset

Category	Estimated Useful Life	Estimated Residual Value
Office and electronic equipment	3-5 years	nil
Mining site assets	5-10 years	nil

Summary key financial information of income by segment

	For the year ended December 31, 2025
	Bitcoin	International Automobile
	Mining Business	Trading Business	Total

Revenues	678,248,212	9,831,011	688,079,223
Less: Operating cost and other relevant expenses
Cost of revenue (exclusive of depreciation shown below)	533,802,755	9,497,111	543,299,866
Cost of revenue (depreciation)	116,636,416	—	116,636,416
Provision for credit losses	1,677,444	—	1,677,444
Impairment loss from mining machines	338,280,027	—	338,280,027
Gain from changes in fair value of crypto currencies	(115,331)	—	(115,331)
Loss from change in fair value of receivable for Bitcoin collateral	96,498,438	—	96,498,438
Interest expense	5,910,431	—	5,910,431
Interest expense - related party	14,055,103	—	14,055,103
Reportable segment income (loss) before income taxes	(428,497,071)	333,900	(428,163,171)
Reconciliations to income (loss) before income tax
General and administrative expense – staff cost	—	—	12,641,536
General and administrative expense – others	—	—	16,256,580
Interest income	—	—	(2,017,566)
Foreign exchange loss, net	—	—	225,383
Other income and expense, net	—	—	(3,321,793)
Net loss before income taxes from continuing operations	—	—	(451,947,311)

Summary significant expense categories

	For the years ended
	December 31,	December 31,
	2023	2024
General and administrative expense
Staff cost	5,527,744	10,124,393
Others	1,495,945	5,682,941
Total	7,023,689	15,807,334

Summary key financial information of asset by segment

	As of December 31, 2025
	Bitcoin	International Automobile
	Mining Business	Trading Business	Total
Segment assets:
Current assets
Accounts receivable, net	1,639,404	22,298	1,661,702
Accounts receivable, net - related parties	1,064,440	—	1,064,440
Prepayments and other current assets, net	5,831,518	1,004,081	6,835,599
Other current assets, net - related party	74,270,770	—	74,270,770
Non-current assets
Mining machines, net	248,745,505	—	248,745,505
Property, plant and equipment, net	18,797,925	—	18,797,925
Intangible assets, net	292,836	—	292,836
Operating lease right-of-use assets, net	2,079,937	—	2,079,937
Receivable for Bitcoin collateral, net - non-current - related party	662,968,814	—	662,968,814
Other non-current assets, net	68,025,983	—	68,025,983
Other non-current assets, net - related party	6,955,650	—	6,955,650
Total segment assets from continuing operations	1,090,672,782	1,026,379	1,091,699,161

Reconciliations to total assets
Cash and cash equivalents	—	—	41,243,627
Crypto currencies	—	—	42,545
Total assets from continuing operations	—	—	1,132,985,333

Summary revenue data by geographic area

	For the year ended December 31, 2025
	Bitcoin	International Automobile
	Mining Business	trading Business	Total

British Virgin Islands	675,501,646	—	675,501,646
Others	2,746,566	9,831,011	12,577,577
Total	678,248,212	9,831,011	688,079,223

For the year ended December 31, 2024
Bitcoin
Mining Business
British Virgin Islands	89,908,403
Total	89,908,403

	As of December 31, 2025
	Bitcoin
	Mining Business	Total
Asia	29,410,962	29,410,962
North America	141,129,598	141,129,598
Africa	78,410,435	78,410,435
Others	20,672,372	20,672,372
Total	269,623,367	269,623,367

	As of December 31, 2024
	Bitcoin	Reconciled
	Mining Business	items	Total
Asia	37,289,109	249,841	37,538,950
North America	92,809,899	—	92,809,899
Africa	90,541,946	—	90,541,946
Others	22,165,759	—	22,165,759
Total	242,806,713	249,841	243,056,554

Schedule of discontinued operation

May 27, 2025
Consideration	351,941,519
Current assets of discontinued operations	375,714,681
Non-current assets of discontinued operations	73,787,748
Total assets of discontinued operations	449,502,429
Current liabilities of discontinued operations	12,919,408
Non-current liabilities of discontinued operations	6,261,781
Total liabilities of discontinued operations	19,181,189
Loss from disposal of discontinued operations	(78,379,721)
PRC withholding tax for indirect transfer of PRC assets	(39,340,669)
Release accumulated other comprehensive loss	(44,270,340)
Loss from disposal of discontinued operations after tax	(161,990,730)
Loss from discontinued operations after tax from January 1, 2025 to May 27, 2025	(7,171,979)
Net loss from discontinued operations from January 1, 2025 to May 27, 2025	(169,162,709)

As of December 31, 2024
ASSETS
Current assets
Cash and cash equivalents	86,247,191
Restricted cash - current – others	1,481,477
Short-term investments	128,618,388
Accounts receivable, net	1,497,641
Finance lease receivables	2,833,899
Financing receivables	778,855
Short-term contract asset, net	4,619,614
Prepayments and other current assets, net	4,036,337
Total current assets of discontinued operations	230,113,402
Non-current assets
Restricted cash - non-current	39,377,146
Property and equipment, net	843,464
Intangible assets	6,497,283
Long-term contract asset	2,404,483
Finance lease receivables	1,275,359
Operating lease right-of-use assets	5,403,686
Other non-current assets	555,784
Total non-current assets of discontinued operations	56,357,205
TOTAL ASSETS OF DISCONTINUED OPERATIONS	286,470,607
LIABILITIES
Current liabilities:
Short-term lease liabilities	903,762
Accrued expenses and other current liabilities	13,723,267
Deferred guarantee income	1,614,910
Contingent risk assurance liabilities	4,273,071
Income tax payable	2,357
Total current liabilities of discontinued operations	20,517,367
Non-current liabilities:
Deferred tax liability	1,469,199
Long-term lease liabilities	5,075,071
Other non-current liabilities	2,619
Total non-current liabilities of discontinued operations	6,546,889
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	27,064,256

	For the years ended December 31,
	2023	2024	2025
Revenues	242,682,162	21,051,436	1,143,723
Operating cost and expenses
Cost of revenue	215,581,508	11,675,910	2,350,868
Sales and marketing	5,549,957	1,820,336	89,138
General and administrative	15,321,448	18,822,734	4,328,419
Research and development	4,294,079	759,722	44,729
Net gain on contingent risk assurance liabilities	3,654,895	(3,863,348)	(1,073,370)
Net recovery on provision for credit losses	(19,461,865)	(38,223,001)	(2,366,384)
Impairment loss from goodwill	21,197,627	—	—
Total operating cost and expenses	246,137,649	(9,007,647)	3,373,400
Interest income	1,903,232	5,284,670	597,333
Net gain on equity securities	3,442,198	1,165,910	—
Interest expense	(584,601)	—	—
Foreign exchange gain (loss), net	184,020	229,512	(74,202)
Other income	3,649,819	633,357	1,762,390
Other expenses	(231,684)	(293,897)	(7,228,461)
Income (loss) from discontinued operations before tax	4,907,497	37,078,635	(7,172,617)
Income tax expenses (benefits)	(13,326,297)	(183,651)	638
Income (loss) from discontinued operations after tax	(8,418,800)	36,894,984	(7,171,979)

Net cash provided by (used in) discontinued operating activities	139,019,378	38,850,280	(14,407,658)
Net cash provided by (used in) discontinued investing activities	190,070,347	(85,570,858)	(54,180,371)
Net cash used in discontinued financing activities	(136,619,066)	(5,426,532)	—

For the year ended December 31, 2025
US$
Cash and cash equivalent deconsolidated	61,108,542
Proceeds from the disposal of subsidiaries	270,674,465
Proceeds from the disposal of subsidiaries, net of cash disposed	209,565,923